MAJOR CUSTOMERS (Schedule of Total Revenue) (Details) - Customer Concentration Risk [Member] - Revenues [Member]	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%		10.00%	11.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	23.00%	34.00%

[1]	Customer B represented less than 10% of total revenue for the year ended December 31, 2025.